NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Notes Receivable
Schedule of notes receivable

	2021		2020
Notes receivable with an investee maturing in April and May 2021, bearing interest at 8.00 percent per annum.	$—	(i)	$904,534	(i)
Total Notes Receivable	—		904,534
Less Current Portion of Notes Receivable	—		(904,534)
Notes Receivable, Net of Current Portion	$—		$—